Subsequent Events (Detail)										3 Months Ended	12 Months Ended
	May 19, 2025 USD ($)	May 09, 2025	May 06, 2025 $ / shares shares	Apr. 25, 2025 USD ($)	Apr. 04, 2025 shares	Apr. 02, 2025 shares	Dec. 19, 2024 USD ($)	Sep. 23, 2024	Jul. 08, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Apr. 15, 2025 USD ($) item shares	Mar. 14, 2025 shares	Dec. 31, 2023 $ / shares
Debt
Proceeds From Sale of Assets (Liabilities), Net									$ 5,160,000	$ 2,250,000	$ 5,160,000
Reverse stock split ratio		0.04						0.0172
Common stock, par value (in dollars per share) | $ / shares										$ 0.001	$ 0.001			$ 0.001
Subsequent Event
Debt
Number of unexercised warrants | shares												108,155	108,155
Number of shares in exchange of warrant exercise | shares												605,319	605,319
Proceeds From Sale of Assets (Liabilities), Net				$ 2,250,000
Reverse stock split ratio		0.04	0.04
Common stock, par value (in dollars per share) | $ / shares			$ 0.001
Shares converted | shares			25
Shares issued upon exercise of warrants | shares					576,416	576,416
Subsequent Event | Promissory note with vyome therapeutics Inc
Debt
Principal amount												$ 400,000
Number of tranches | item												3
Interest rate of notes												8.00%
Proceeds from notes	$ 320,000
ELOC Purchase Agreements
Debt
Option to sell common stock							$ 5,000,000
Issuable term common stock							36 months